Note 28 - Asset Retirement Obligation (ARO) (Details) - Reconciliation of Asset Retirement Obligations: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Reconciliation of Asset Retirement Obligations: [Abstract]
Asset retirement obligation – beginning of year	$ 12,570	$ 11,691
Accretion expense	936	906
Foreign exchange and other	(526)	(27)
Asset retirement obligation – end of year	$ 12,980	$ 12,570